RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Trade payables	$ 925	$ 718	$ 566	$ 817	[1]

[1]	On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.